Trade and other payables - Summary of Trade and other payable (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	£ 89	£ 223
Accruals	978	851
Social security and other taxes	195	181
Other payables	616	539
Deferred income	2,390	2,328
Total	£ 4,268	£ 4,122